Jack-Up Rigs - Schedule of Jack-Up Rigs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Jack Up Rigs [Roll Forward]
Opening balance	$ 2,578.3	$ 2,589.1
Additions	23.3	104.7
Depreciation and amortization	(63.1)	(115.5)
Total	$ 2,538.5	$ 2,578.3